Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Income Tax

Note 9. Income Tax

Components of income tax expense consist of the following:

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current:
Federal	$1	$--	$--
State	284	175	2

Total	$285	$175	$2

Deferred:
Federal	--	(147)	(8)
State	--	111	489

Total	--	(36)	481

Total income tax expense	$285	$139	$483

A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	For Year Ended December 31,

	2012	2011	2010

Income before income taxes	$46,803	$148,929	$3,513

State income taxes	$153	$216	$412
Federal income taxes	--	(105)	71
Other permanent differences	132	28	--

Income tax expense (benefit)	$285	$139	$483

Effective income tax rate	0.61%	0.09%	13.75%

The following summarizes the significant components of deferred tax assets and (liabilities):

	December 31,

	2012	2011

	(In thousands)
Current deferred tax (liabilities):
Derivatives	$(120)	$(163)

	(120)	(163)
Noncurrent deferred tax assets (liabilities):
Property, plant, and equipment	(2,145)	(3,175)
Net operating loss	494	494
Derivatives	(12)	(45)
Asset retirement obligations	898	487
Valuation allowance	(1,073)	--
Other	5	3

Net deferred tax liability	$(1,953)	$(2,399)

Tax carryforwards available for use on future income tax returns at December 31, 2012, were as follows:

	Domestic	Expiration

	(In thousands)

Net operating loss—federal	$143	2030
Net operating loss—federal	$1,127	2031
Net operating loss—state	$143	2030
Net operating loss—state	$719	2031